Fees Summary	Jul. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 331,200,000.00
Previously Paid Amount	13,810.00
Total Fee Amount	45,738.72
Total Offset Amount	0.00
Net Fee	$ 31,928.72
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A